Trade and Other Payables (Details) - Schedule of trade and other payables - CHF (SFr)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Trade And Other Payables Abstract
Trade accounts payable - third parties		SFr 3,544,384	SFr 722,272
Other		153,339	40,181
Total trade and other payables	SFr 3,164,754	SFr 3,697,723	SFr 762,453